Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Equity Incentive Plan Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,519,070
Proposed Maximum Offering Price per Unit	1.97
Maximum Aggregate Offering Price	$ 2,992,567.9
Fee Rate	0.01381%
Amount of Registration Fee	$ 413.27
Offering Note
(1)
The maximum number of shares of common stock, par value $0.0001 per share (“Common Stock”), of Sera Prognostics, Inc. (the “Registrant”) which may be sold upon the exercise of options or issuance of stock-based awards granted under the 2021 Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “ESPP”) is subject to adjustment in accordance with certain anti-dilution and other provisions of the 2021 Plan and ESPP. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions.
(2)
The number of shares of Common Stock of the Registrant stated above consists of 1,519,070 additional shares of Common Stock available for issuance under the 2021 Plan by operation of the 2021 Plan’s “evergreen” provision.
(4)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future grant or issuance under the 2021 Plan and the ESPP are based on the average of the high and the low price of Registrant’s Common Stock as reported on the Nasdaq Global Market as of a date (March 12, 2026) within five business days prior to filing this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Employee Stock Purchase Plan Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	379,767
Proposed Maximum Offering Price per Unit	1.97
Maximum Aggregate Offering Price	$ 748,140.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 103.32
Offering Note
(1)
The maximum number of shares of common stock, par value $0.0001 per share (“Common Stock”), of Sera Prognostics, Inc. (the “Registrant”) which may be sold upon the exercise of options or issuance of stock-based awards granted under the 2021 Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “ESPP”) is subject to adjustment in accordance with certain anti-dilution and other provisions of the 2021 Plan and ESPP. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions.
(3)
The number of shares of Common Stock of the Registrant stated above consists of 379,767 additional shares of Common Stock available for issuance under the ESPP by operation of the ESPP’s “evergreen” provision.

(4)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future grant or issuance under the 2021 Plan and the ESPP are based on the average of the high and the low price of Registrant’s Common Stock as reported on the Nasdaq Global Market as of a date (March 12, 2026) within five business days prior to filing this Registration Statement.